Fair value measurement	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Fair value measurement

Note 2.    Fair value measurement

Fair value of financial instruments

		Carrying value
$ millions, as at April 30		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2019	Financial assets
	Cash and deposits with banks	$14,013	$394	$–	$–	$14,407	$14,407	$–
	Securities	17,019	62,564	297	41,667	121,547	121,516	(31)
	Cash collateral on securities borrowed	5,279	–	–	–	5,279	5,279	–
	Securities purchased under resale agreements	44,810	3,996	–	–	48,806	48,806	–
	Loans
	Residential mortgages	207,159	17	–	–	207,176	207,218	42
	Personal	42,609	–	–	–	42,609	42,626	17
	Credit card	12,215	–	–	–	12,215	12,215	–
	Business and government	101,051	20,167	–	–	121,218	121,294	76
	Derivative instruments	–	22,103	–	–	22,103	22,103	–
	Customers’ liability under acceptances	9,727	–	–	–	9,727	9,727	–
	Other assets	12,377	–	–	–	12,377	12,377	–
	Financial liabilities
	Deposits
	Personal	$173,119	$–	$1,543	$–	$174,662	$174,606	$(56)
	Business and government	243,219	–	7,767	–	250,986	251,383	397
	Bank	14,795	–	–	–	14,795	14,795	–
	Secured borrowings	36,949	–	148	–	37,097	37,433	336
	Derivative instruments	–	22,839	–	–	22,839	22,839	–
	Acceptances	9,745	–	–	–	9,745	9,745	–
	Obligations related to securities sold short	–	14,188	–	–	14,188	14,188	–
	Cash collateral on securities lent	1,888	–	–	–	1,888	1,888	–
	Obligations related to securities sold under repurchase agreements	49,508	–	–	–	49,508	49,508	–
	Other liabilities	12,637	99	3	–	12,739	12,739	–
	Subordinated indebtedness	4,171	–	–	–	4,171	4,434	263

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2018	Financial assets
	Cash and deposits with banks	$17,637	$54	$–	$–	$17,691	$17,691	$–
	Securities	12,876	52,394	184	36,210	101,664	101,507	(157)
	Cash collateral on securities borrowed	5,488	–	–	–	5,488	5,488	–
	Securities purchased under resale agreements	40,128	3,322	–	–	43,450	43,450	–
	Loans
	Residential mortgages	207,523	12	–	–	207,535	205,868	(1,667)
	Personal	42,577	–	–	–	42,577	42,559	(18)
	Credit card	12,255	–	–	–	12,255	12,255	–
	Business and government	92,605	16,424	–	–	109,029	108,917	(112)
	Derivative instruments	–	21,431	–	–	21,431	21,431	–
	Customers’ liability under acceptances	10,265	–	–	–	10,265	10,265	–
	Other assets	10,230	–	–	–	10,230	10,230	–
	Financial liabilities
	Deposits
	Personal	$163,113	$–	$766	$–	$163,879	$163,642	$(237)
	Business and government	233,174	–	6,975	–	240,149	240,374	225
	Bank	14,380	–	–	–	14,380	14,380	–
	Secured borrowings	42,481	–	126	–	42,607	42,868	261
	Derivative instruments	–	20,973	–	–	20,973	20,973	–
	Acceptances	10,296	–	–	–	10,296	10,296	–
	Obligations related to securities sold short	–	13,782	–	–	13,782	13,782	–
	Cash collateral on securities lent	2,731	–	–	–	2,731	2,731	–
	Obligations related to securities sold under repurchase agreements	30,840	–	–	–	30,840	30,840	–
	Other liabilities	13,030	95	17	–	13,142	13,142	–
	Subordinated indebtedness	4,080	–	–	–	4,080	4,340	260

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2019 Apr. 30	2018 Oct. 31	2019 Apr. 30	2018 Oct. 31	2019 Apr. 30	2018 Oct. 31	2019 Apr. 30	2018 Oct. 31
Financial assets
Deposits with banks	$–	$–	$394	$54	$–	$–	$394	$54
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	5,319	4,264	21,723 (1)	16,328 (1)	–	–	27,042	20,592
Corporate equity	27,554	25,140	542	208	7	6	28,103	25,354
Corporate debt	–	–	4,529	3,675	24	26	4,553	3,701
Mortgage- and asset-backed	–	–	2,917 (2)	2,612 (2)	246	319	3,163	2,931
	32,873	29,404	29,711	22,823	277	351	62,861	52,578

Loans mandatorily measured at FVTPL
Business and government	–	–	19,233	15,942	934	482	20,167	16,424
Residential mortgages	–	–	17	12	–	–	17	12
	–	–	19,250	15,954	934	482	20,184	16,436

Debt securities measured at FVOCI
Government issued or guaranteed	1,581	2,844	30,183	24,763	–	–	31,764	27,607
Corporate debt	–	–	5,748	4,543	–	–	5,748	4,543
Mortgage- and asset-backed	–	–	3,573	3,498	–	–	3,573	3,498
	1,581	2,844	39,504	32,804	–	–	41,085	35,648

Equity securities designated at FVOCI
Corporate equity	41	42	245	235	296	285	582	562
	41	42	245	235	296	285	582	562

Securities purchased under resale agreements measured at FVTPL	–	–	3,996	3,322	–	–	3,996	3,322
Derivative instruments
Interest rate	5	–	8,275	5,593	25	–	8,305	5,593
Foreign exchange	–	–	8,122	9,303	–	–	8,122	9,303
Credit	–	–	–	3	114	115	114	118
Equity	2,281	1,727	1,327	1,783	273	107	3,881	3,617
Precious metal	–	–	187	206	–	–	187	206
Other commodity	324	143	1,170	2,451	–	–	1,494	2,594
	2,610	1,870	19,081	19,339	412	222	22,103	21,431
Total financial assets	$37,105	$34,160	$112,181	$94,531	$1,919	$1,340	$151,205	$130,031
Financial liabilities
Deposits and other liabilities (3)	$–	$–	$(8,967)	$(7,556)	$(593)	$(423)	$(9,560)	$(7,979)
Obligations related to securities sold short	(5,463)	(4,443)	(8,725)	(9,339)	–	–	(14,188)	(13,782)
	(5,463)	(4,443)	(17,692)	(16,895)	(593)	(423)	(23,748)	(21,761)

Derivative instruments
Interest rate	(2)	–	(8,348)	(6,152)	(17)	(109)	(8,367)	(6,261)
Foreign exchange	–	–	(8,582)	(9,335)	–	–	(8,582)	(9,335)
Credit	–	–	(11)	(16)	(124)	(131)	(135)	(147)
Equity	(1,723)	(1,489)	(2,562)	(2,268)	(167)	(119)	(4,452)	(3,876)
Precious metal	–	–	(174)	(258)	–	–	(174)	(258)
Other commodity	(508)	(487)	(621)	(609)	–	–	(1,129)	(1,096)
	(2,233)	(1,976)	(20,298)	(18,638)	(308)	(359)	(22,839)	(20,973)
Total financial liabilities	$(7,696)	$(6,419)	$(37,990)	$(35,533)	$(901)	$(782)	$(46,587)	$(42,734)
(1)	Includes $55 million related to securities designated at FVTPL (October 31, 2018: $52 million).
(2)	Includes $242 million related to asset-backed securities designated at FVTPL (October 31, 2018: $132 million).
(3)

Comprises deposits designated at FVTPL of $8,831 million (October 31, 2018: $7,517 million), net bifurcated embedded derivative liabilities of $627 million (October 31, 2018: $350 million), other liabilities designated at FVTPL of $3 million (October 31, 2018: $17 million), and other financial liabilities measured at fair value of $99 million (October 31, 2018: $95 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the quarter ended April 30, 2019, we transferred $411 million of securities mandatorily measured at FVTPL and $844 million of securities sold short from Level 1 to Level 2 due to reduced observability in the inputs used to value these securities (for the quarter ended January 31, 2019, nil of securities mandatorily measured at FVTPL and $431 million of securities sold short were transferred from Level 1 to Level 2; for the quarter ended April 30, 2018, $157 million of securities mandatorily measured at FVTPL and $1,284 million of securities sold short were transferred from Level 1 to Level 2). In addition, transfers between Level 2 and Level 3 were made during the quarters ended April 30, 2019, January 31, 2019, and April 30, 2018, primarily due to changes in the observability of certain market volatility inputs that were used in measuring the fair value of our embedded derivatives, as noted in the following table.

The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

	Opening balance	Net gains (losses) included in income (1)		Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3
$ millions, for the three months ended		Realized (2)	Unrealized (2)(3)				Purchases	Issuances	Sales	Settlements	Closing balance
Apr. 30, 2019
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–	$–	$–	$–	$–	$–	$–	$–	$–	$7
Corporate debt	24	–	–	–	–	–	–	–	–	–	24
Mortgage- and asset-backed	239	–	1	–	–	–	74	–	–	(68)	246
Loans mandatorily measured at FVTPL
Business and government	793	–	1	15	–	–	313	3	(47)	(144)	934
Equity securities designated at FVOCI
Corporate equity	281	–	–	(4)	–	–	27	–	(8)	–	296
Derivative instruments
Interest rate	–	–	24	–	–	–	–	1	–	–	25
Credit	112	(1)	3	–	–	–	–	–	–	–	114
Equity	264	–	25	–	–	(17)	5	–	–	(4)	273
Total assets	$1,720	$(1)	$54	$11	$–	$(17)	$419	$4	$(55)	$(216)	$1,919
Deposits and other liabilities (5)	$(461)	$–	$(111)	$–	$(2)	$15	$–	$(67)	$–	$33	$(593)
Derivative instruments
Interest rate	(24)	–	7	–	–	–	–	–	–	–	(17)
Credit	(128)	1	(3)	–	–	–	–	–	–	6	(124)
Equity	(141)	–	(53)	–	–	53	–	(31)	–	5	(167)
Total liabilities	$(754)	$1	$(160)	$–	$(2)	$68	$–	$(98)	$–	$44	$(901)
Jan. 31, 2019
Securities mandatorily measured at FVTPL
Corporate equity	$6	$–	$1	$–	$–	$–	$–	$–	$–	$–	$7
Corporate debt	26	–	(2)	–	–	–	–	–	–	–	24
Mortgage- and asset-backed	319	–	–	–	–	–	–	–	–	(80)	239
Loans mandatorily measured at FVTPL
Business and government	482	–	(1)	–	–	–	460	46	(16)	(178)	793
Equity securities designated at FVOCI
Corporate equity	285	–	–	5	–	–	12	–	(21)	–	281
Derivative instruments
Credit	115	(1)	(2)	–	–	–	–	–	–	–	112
Equity	107	–	14	–	–	–	–	146	–	(3)	264
Total assets	$1,340	$(1)	$10	$5	$–	$–	$472	$192	$(37)	$(261)	$1,720
Deposits and other liabilities (5)	$(423)	$–	$(6)	$–	$(19)	$19	$–	$(45)	$–	$13	$(461)
Derivative instruments
Interest rate	(109)	–	102	–	–	–	–	–	–	(17)	(24)
Credit	(131)	1	2	–	–	–	–	–	–	–	(128)
Equity	(119)	–	(22)	–	–	–	–	(22)	–	22	(141)
Total liabilities	$(782)	$1	$76	$–	$(19)	$19	$–	$(67)	$–	$18	$(754)
Apr. 30, 2018
Securities mandatorily measured at FVTPL
Corporate debt	$–	$–	$(1)	$–	$–	$–	$26	$–	$–	$–	$25
Mortgage- and asset-backed	688	2	8	–	–	–	–	–	(20)	(141)	537
Loans mandatorily measured at FVTPL
Business and government	737	–	–	19	–	–	154	–	(10)	(289)	611
Debt securities measured at FVOCI
Corporate debt	26	–	–	–	–	–	–	–	(26)	–	–
Equity securities designated at FVOCI
Corporate equity	285	–	(1)	8	–	–	45	–	(44)	–	293
Derivative instruments
Interest rate	17	–	(15)	–	–	–	–	–	–	–	2
Credit	119	(4)	5	–	–	–	–	–	–	–	120
Equity	34	–	(15)	–	–	(1)	17	–	–	(9)	26
Total assets	$1,906	$(2)	$(19)	$27	$–	$(1)	$242	$–	$(100)	$(439)	$1,614
Deposits and other liabilities (5)	$(430)	$–	$63	$–	$(1)	$1	$–	$(27)	$–	$18	$(376)
Derivative instruments
Interest rate	(42)	–	(1)	–	–	–	–	–	–	6	(37)
Credit	(134)	4	(6)	–	–	–	–	–	–	–	(136)
Equity	(181)	–	17	–	–	46	–	(44)	–	19	(143)
Total liabilities	$(787)	$4	$73	$–	$(1)	$47	$–	$(71)	$–	$43	$(692)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)

Includes deposits designated at FVTPL of $118 million (January 31, 2019: $116 million; April 30, 2018: $42 million) and net bifurcated embedded derivative liabilities of $475 million (January 31, 2019: $345 million; April 30, 2018: $334 million).

	IAS 39 Opening balance	Reclassification upon adoption of IFRS 9	IFRS 9 Opening balance	Net gains (losses) included in income (1)		Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3
$ millions, for the six months ended				Realized (2)	Unrealized (2)(3)				Purchases	Issuances	Sales	Settlements	Closing balance
Apr. 30, 2019
Securities mandatorily measured at FVTPL
Corporate equity	n/a	n/a	$6	$–	$1	$–	$–	$–	$–	$–	$–	$–	$7
Corporate debt	n/a	n/a	26	–	(2)	–	–	–	–	–	–	–	24
Mortgage- and asset-backed	n/a	n/a	319	–	1	–	–	–	74	–	–	(148)	246
Loans mandatorily measured at FVTPL
Business and government	n/a	n/a	482	–	–	15	–	–	773	49	(63)	(322)	934
Equity securities designated at FVOCI
Corporate equity	n/a	n/a	285	–	–	1	–	–	39	–	(29)	–	296
Derivative instruments
Interest rate	n/a	n/a	–	–	24	–	–	–	–	1	–	–	25
Credit	n/a	n/a	115	(2)	1	–	–	–	–	–	–	–	114
Equity	n/a	n/a	107	–	39	–	–	(17)	5	146	–	(7)	273
Total assets	n/a	n/a	$1,340	$(2)	$64	$16	$–	$(17)	$891	$196	$(92)	$(477)	$1,919
Deposits and other liabilities (5)	n/a	n/a	$(423)	$–	$(117)	$–	$(21)	$34	$–	$(112)	$–	$46	$(593)
Derivative instruments
Interest rate	n/a	n/a	(109)	–	109	–	–	–	–	–	–	(17)	(17)
Credit	n/a	n/a	(131)	2	(1)	–	–	–	–	–	–	6	(124)
Equity	n/a	n/a	(119)	–	(75)	–	–	53	–	(53)	–	27	(167)
Total liabilities	n/a	n/a	$(782)	$2	$(84)	$–	$(21)	$87	$–	$(165)	$–	$62	$(901)
Apr. 30, 2018
Securities mandatorily measured at FVTPL (2017: Trading securities)
Corporate equity	$32	$–	$32	$–	$–	$–	$–	$–	$–	$–	$–	$(32)	$–
Corporate debt	–	–	–	–	(1)	–	–	–	26	–	–	–	25
Mortgage- and asset-backed	3	707	710	2	7	–	12	–	61	–	(20)	(235)	537
Securities designated at FVTPL (2017: FVO securities)
Asset-backed	94	(94)	–	–	–	–	–	–	–	–	–	–	–
Loans mandatorily measured at FVTPL (2017: Trading loans)
Business and government	103	363	466	–	(5)	(16)	–	–	559	13	(111)	(295)	611
Debt securities measured at FVOCI (2017: AFS debt securities)
Corporate debt	4	–	4	(5)	1	–	–	–	26	–	(26)	–	–
Mortgage- and asset-backed	1,674	(1,674)	–	–	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI (2017: AFS equity securities)
Corporate equity	289	–	289	(3)	(2)	4	–	–	52	–	(47)	–	293
Derivative instruments
Interest rate	28	–	28	–	(18)	–	–	–	–	–	–	(8)	2
Credit	130	–	130	(7)	(3)	–	–	–	–	–	–	–	120
Equity	38	–	38	–	(25)	–	12	(1)	17	–	–	(15)	26
Total assets	$2,395	$(698)	$1,697	$(13)	$(46)	$(12)	$24	$(1)	$741	$13	$(204)	$(585)	$1,614
Deposits and other liabilities (5)	$(369)	$–	$(369)	$–	$47	$–	$(38)	$21	$–	$(78)	$–	$41	$(376)
Derivative instruments
Interest rate	(20)	–	(20)	–	(20)	–	–	–	–	–	–	3	(37)
Credit	(148)	–	(148)	7	3	–	–	–	–	–	–	2	(136)
Equity	(77)	–	(77)	–	(7)	–	(71)	46	–	(72)	–	38	(143)
Total liabilities	$(614)	$–	$(614)	$7	$23	$–	$(109)	$67	$–	$(150)	$–	$84	$(692)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)	Includes deposits designated at FVTPL of $118 million (April 30, 2018: $42 million) and net bifurcated embedded derivative liabilities of $475 million (April 30, 2018: $334 million).
n/a	Not applicable.

Quantitative information about significant non-observable inputs and sensitivity of Level 3 financial assets and liabilities

During the quarter, there were no significant changes in the valuation techniques and the range of significant non-observable inputs used in measuring our Level 3 financial assets and liabilities. The impact of adjusting one or more of the non-observable inputs within a reasonably possible range on the fair value of our Level 3 financial assets and liabilities as at April 30, 2019 did not change significantly from the impact disclosed in the 2018 Annual Report.

Financial instruments designated at FVTPL (Fair value option)

A net gain of $4 million, net of hedges for the three months ended April 30, 2019 (a net gain of $3 million and $12 million for the three months ended January 31, 2019 and April 30, 2018, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was realized for FVO assets and FVO liabilities. A net gain of $7 million, net of hedges for the six months ended April 30, 2019 was realized for FVO assets and FVO liabilities (a net gain of $21 million for the six months ended April 30, 2018).

The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI. The pre-tax impact of changes in CIBC’s own credit risk on our FVO liabilities was a loss of $8 million for the three months ended April 30, 2019 (gain of $14 million and gain of $1 million for the three months ended January 31, 2019 and April 30, 2018, respectively), a gain of $6 million for the six months ended April 30, 2019 and a loss of $12 million cumulatively (a loss of $3 million for the six months ended April 30, 2018 and a loss of $17 million cumulatively).